Restatement of Previously Issued Financial Statements (Details 2) - USD ($)	3 Months Ended					12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Consolidated net (loss) income	$ (1,541,916)	$ (1,679,220)	$ (457,546)	$ (6,146,914)	$ (2,854,875)	$ (10,802,111)	$ 5,668,314
As Restated [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Consolidated net (loss) income							5,668,314
As Restated [Member] | Accumulated Deficit [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Balance, amount beginning					(61,951,125)	(61,951,125)	(67,619,439)	$ (67,116,913)
Consolidated net (loss) income							5,668,314	(502,526)
Balance, amount ending							(61,951,125)	(67,619,439)
As Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Consolidated net (loss) income							5,904,013
As Previously Reported [Member] | Accumulated Deficit [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Balance, amount beginning					(62,794,376)	(62,794,376)	(68,698,389)	(67,116,913)
Consolidated net (loss) income							5,904,013	(1,581,476)
Balance, amount ending							(62,794,376)	(68,698,389)
Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Consolidated net (loss) income							(235,699)
Adjustment [Member] | Accumulated Deficit [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Balance, amount beginning					$ 843,251	$ 843,251	1,078,950	0
Consolidated net (loss) income							(235,699)	1,078,950
Balance, amount ending							$ 843,251	$ 1,078,950